SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Residential Real Estate One To Four Family Member [Member] | Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value	$ 186	$ 213
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	4.30%	4.30%
Residential Real Estate One To Four Family Member [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	19.80%	19.80%
Residential Real Estate One To Four Family Member [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	3.10%	3.10%
Residential Real Estate One To Four Family Member [Member] | Repossessed Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value	1,140	633
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	1.10%	8.60%
Residential Real Estate One To Four Family Member [Member] | Repossessed Assets [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	30.20%	18.60%
Residential Real Estate One To Four Family Member [Member] | Repossessed Assets [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	(37.10%)	0.50%
Residential Real Estate Land [Member] | Repossessed Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans, Fair value	$ 15	$ 15
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	20.80%
Residential Real Estate Land [Member] | Repossessed Assets [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	38.90%	38.90%
Residential Real Estate Land [Member] | Repossessed Assets [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted Average)	20.20%	20.20%